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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22051

ING International High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International High Dividend Equity Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Australia: 11.2%
38,078		Amcor Ltd.	$294,677	0.3
22,845		Australia & New Zealand Banking Group Ltd.	540,983	0.6
32,280		BHP Billiton Ltd.	1,537,192	1.6
16,428		Brambles Ltd.	129,382	0.1
9,148		Caltex Australia Ltd.	138,311	0.2
14,108		Commonwealth Bank of Australia	764,137	0.8
17,494		Computershare Ltd.	176,094	0.2
4,160		CSL Ltd.	150,689	0.2
70,422		CSR Ltd.	222,398	0.2
206,111		Goodman Fielder Ltd.	225,865	0.2
71,349		Insurance Australia Group	270,628	0.3
7,275		Macquarie Group Ltd.	265,176	0.3
56,390		Metcash Ltd.	236,336	0.3
22,542		National Australia Bank Ltd.	639,246	0.7
4,408		Newcrest Mining Ltd.	186,729	0.2
120,861		OneSteel Ltd.	244,190	0.3
10,062		Orica Ltd.	280,813	0.3
10,766		OZ Minerals Ltd	162,430	0.1
20,986		QBE Insurance Group Ltd.	396,503	0.4
4,045		Rio Tinto Ltd.	353,326	0.4
14,930		Sonic Healthcare Ltd.	196,397	0.2
110,089		SP AusNet	109,294	0.1
63,099		Stockland	238,251	0.3
25,192		Suncorp-Metway Ltd.	224,842	0.2
90,824		Tattersall’s Ltd.	223,435	0.2
68,316		Telstra Corp., Ltd.	220,687	0.2
14,991		Wesfarmers Ltd.	532,042	0.6
33,059		Westfield Group	321,406	0.3
32,724		Westpac Banking Corp.	775,000	0.8
4,311		Woodside Petroleum Ltd.	214,953	0.2
14,329		Woolworths Ltd.	419,784	0.4
			10,691,196	11.2
		Belgium: 0.7%
7,378		Oriflame Cosmetics S.A.	393,327	0.4
5,480		UCB S.A.	262,162	0.3
			655,489	0.7
		Bermuda: 0.3%
15,714		Frontline Ltd.	287,370	0.3
		Brazil: 0.9%
9,644	S	CPFL Energia SA ADR	846,068	0.9
		Canada: 0.8%
9,300	S	Canadian Imperial Bank of Commerce	771,435	0.8
		China: 8.1%
320,000		Agricultural Bank of China Ltd.	195,701	0.2
88,000		Angang Steel Co., Ltd.	97,208	0.1
912,900		Bank of China Ltd.	506,366	0.5
215,000		Bank of Communications Co., Ltd.	224,055	0.2
38,500		BOC Hong Kong Holdings Ltd.	118,825	0.1
189,000		China Communications Construction Co., Ltd.	171,491	0.2
642,380		China Construction Bank	606,789	0.6
385,000		China Dongxiang Group Co.	123,831	0.1
144,000		China High Speed Transmission Equipment Group Co., Ltd.	179,558	0.2
116,000		China Life Insurance Co., Ltd.	406,802	0.4
76,000		China Mobile Ltd.	694,684	0.7
266,000		China Petroleum & Chemical Corp.	265,829	0.3
109,000		China Shanshui Cement Group Ltd.	117,887	0.1
45,000		China Shenhua Energy Co., Ltd.	224,108	0.2
34,000		Citic Pacific Ltd.	96,939	0.1
271,000		CNOOC Ltd.	680,397	0.7
460,000		Country Garden Holdings Co. Ltd.	203,647	0.2
138,400		Guangzhou R&F Properties Co., Ltd.	192,736	0.2
260,000		Huaneng Power International, Inc.	152,059	0.2
666,000		Industrial and Commercial Bank of China Ltd.	558,746	0.6
291,000		Lonking Holdings Ltd	164,087	0.2
362,000		PetroChina Co., Ltd.	526,329	0.6
1,030,000		Renhe Commercial Holdings Co. Ltd.	184,217	0.2
129,500		Shimao Property Holdings Ltd.	172,670	0.2
170,000		Sino-Ocean Land Holdings Ltd.	90,135	0.1
216,500		Soho China Ltd	186,648	0.2
9,800		Tencent Holdings Ltd.	282,418	0.3
180,000		Zhejiang Expressway Co., Ltd.	141,703	0.2
224,000		Zijin Mining Group Co., Ltd.	169,904	0.2
			7,735,769	8.1
		Denmark: 0.5%
12,041		D/S Norden	430,622	0.5
		Finland: 0.5%
71,127		Nokia OYJ	495,344	0.5
		France: 9.1%
29,210		AXA S.A.	626,380	0.7
13,880		BNP Paribas	1,087,569	1.1
13,754		Bouygues S.A.	637,588	0.7

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		France: (continued)
13,954		Carrefour S.A.	$619,753	0.7
16,352		Electricite de France SA	664,680	0.7
3,612		Cie Generale des Etablissements Michelin	339,791	0.4
3,407		Neopost S.A.	305,453	0.3
13,747		Sanofi-Aventis	1,090,180	1.1
23,303		Total S.A.	1,345,993	1.4
20,333		Veolia Environnement	618,853	0.6
10,367		Vinci S.A.	671,338	0.7
22,179		Vivendi	621,275	0.7
			8,628,853	9.1
		Germany: 3.8%
4,216		Allianz AG	584,560	0.6
5,633		Deutsche Boerse AG	445,182	0.5
28,551		Deutsche Post AG	538,855	0.6
37,649		E.ON AG	1,070,707	1.1
4,151		Muenchener Rueckversicherungs AG	638,015	0.7
4,667		Wincor Nixdorf AG	324,151	0.3
			3,601,470	3.8
		Hong Kong: 3.6%
86,600	@	AIA Group Ltd.	305,972	0.3
14,600		ASM Pacific Technology	198,789	0.2
98,000		Cathay Pacific Airways Ltd.	235,105	0.3
15,000		Cheung Kong Holdings Ltd.	234,927	0.2
137,000		China Agri-Industries Holdings Ltd.	145,602	0.2
42,500		CLP Holdings Ltd.	363,011	0.4
59,810		Esprit Holdings Ltd.	225,191	0.2
18,300		Hang Seng Bank Ltd.	293,397	0.3
12,100		Hong Kong Exchanges and Clearing Ltd.	271,523	0.3
40,000		HongKong Electric Holdings	285,722	0.3
12,000		Hutchison Whampoa Ltd.	138,998	0.1
72,000		Li & Fung Ltd.	159,972	0.2
14,500		Orient Overseas International Ltd.	112,918	0.1
11,000		Sun Hung Kai Properties Ltd.	171,430	0.2
19,500		Swire Pacific Ltd.	300,743	0.3
			3,443,300	3.6
		India: 3.0%
32,436		DLF Ltd.	172,099	0.2
27,335		Hindustan Lever Ltd.	184,868	0.2
40,905	@	Housing Development & Infrastructure	152,730	0.2
11,413		Housing Development Finance Corp.	173,304	0.2
9,923		ICICI Bank Ltd.	238,912	0.2
8,050		Infosys Technologies Ltd.	497,816	0.5
6,421		Jsw Steel Ltd.	139,178	0.1
6,094		Larsen & Toubro Ltd.	222,189	0.2
42,215		Oil & Natural Gas Corp., Ltd.	263,435	0.3
19,306		Reliance Industries Ltd.	408,209	0.4
6,316		Tata Motors Ltd.	153,554	0.2
19,262		Tata Steel Ltd.	251,847	0.3
			2,858,141	3.0
		Indonesia: 1.2%
42,500		Astra International Tbk PT	292,643	0.3
301,000		Bank Rakyat Indonesia	224,043	0.2
267,500		Bumi Resources Tbk PT	103,459	0.1
308,000		International Nickel Indonesia Tbk PT	172,360	0.2
31,500		Indo Tambangraya Megah PT	173,468	0.2
290,500		Indofood Sukses Makmur Tbk PT	183,822	0.2
			1,149,795	1.2
		Ireland: 0.4%
17,709		CRH PLC	387,847	0.4
		Italy: 2.1%
20,268		Altantia S.p.A.	479,997	0.5
34,422		ENI S.p.A.	825,490	0.9
127,582		Intesa Sanpaolo S.p.A.	332,227	0.4
145,688		Intesa Sanpaolo SpA	318,640	0.3
			1,956,354	2.1
		Luxembourg: 0.7%
19,839		ArcelorMittal	664,264	0.7
		Malaysia: 1.3%
127,900		Berjaya Sports Toto BHD	179,294	0.2
139,777		IOI Corp. Bhd	246,117	0.3
95,900		Malayan Banking BHD	283,802	0.3
126,500		Maxis Bhd	227,744	0.2
60,500		UMW Holdings Bhd	143,288	0.1
277,100		YTL Power International	197,892	0.2
			1,278,137	1.3
		Netherlands: 2.7%
57,793		Koninklijke KPN NV	848,747	0.9
37,386		Royal Dutch Shell PLC - Class B	1,349,453	1.4
32,499		TNT NV	342,421	0.4
			2,540,621	2.7
		New Zealand: 0.3%
18,199		Fletcher Building Ltd.	134,254	0.2
60,749		Telecom Corp. of New Zealand Ltd.	121,236	0.1
			255,490	0.3
		Norway: 0.3%
8,265		Fred Olsen Energy ASA	324,134	0.3
		Peru: 0.8%
21,500		Southern Copper Corp.	743,040	0.8

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Philippines: 0.2%
4,140	@	Philippine Long Distance Telephone Co.	$223,946	0.2
		Portugal: 1.3%
171,881		Energias de Portugal S.A.	640,649	0.7
51,204		Portugal Telecom SGPS S.A.	558,640	0.6
			1,199,289	1.3
		Singapore: 2.2%
173,600		Ascendas Real Estate Investment Trust	290,000	0.3
32,500		DBS Group Holdings Ltd.	390,123	0.4
28,600		Keppel Corp., Ltd.	267,238	0.3
24,000		SembCorp Industries Ltd.	98,473	0.1
67,000		Singapore Press Holdings Ltd.	209,716	0.2
42,000		Singapore Telecommunications Ltd.	109,327	0.1
91,000		StarHub Ltd.	205,909	0.2
15,000		United Overseas Bank Ltd.	236,423	0.3
67,000		Wilmar International Ltd.	289,118	0.3
			2,096,327	2.2
		South Korea: 6.4%
6,350	@	Doosan Infracore Co., Ltd.	144,716	0.2
7,520		Hana Financial Group, Inc.	271,282	0.3
502		Honam Petrochemical Corp.	184,727	0.2
6,430		Hynix Semiconductor, Inc.	180,057	0.2
767		Hyundai Heavy Industries	360,148	0.4
917		Hyundai Mobis	322,859	0.3
1,497		Hyundai Motor Co.	351,293	0.4
7,491		KB Financial Group, Inc.	358,661	0.4
904		LG Chem Ltd.	449,040	0.5
2,180		LG Corp.	182,269	0.2
680		LG Display Co., Ltd.	22,652	0.0
2,116		LG Electronics, Inc.	191,236	0.2
41,370		LG Telecom Ltd.	220,716	0.2
375		OCI Co. Ltd	171,918	0.2
847		Posco	344,530	0.4
1,286		Samsung Electronics Co., Ltd.	1,078,189	1.1
6,010		Samsung Heavy Industries Co., Ltd.	256,652	0.3
8,570		Shinhan Financial Group Co., Ltd.	386,866	0.4
1,071		SK Energy Co. Ltd.	231,952	0.2
8,970		Woori Finance Holdings Co., Ltd.	115,680	0.1
1,703		Yuhan Corp.	213,275	0.2
			6,038,718	6.4
		Spain: 3.0%
16,112		Abertis Infraestructuras S.A.	372,295	0.4
17,784		Acerinox SA	340,572	0.4
74,702		Banco Santander Central Hispano S.A.	890,304	0.9
15,657		Indra Sistemas S.A.	328,340	0.3
37,519	@	Telefonica S.A.	912,392	1.0
			2,843,903	3.0
		Sweden: 1.5%
40,151		Telefonaktiebolaget LM Ericsson	595,077	0.6
20,247		Meda AB	226,044	0.2
38,732		Svenska Cellulosa AB - B Shares	603,173	0.7
			1,424,294	1.5
		Switzerland: 4.7%
20,541		Credit Suisse Group	883,194	0.9
3,861		Lonza Group AG	334,319	0.3
21,428		Novartis AG	1,382,553	1.5
7,389		Roche Holding AG - Genusschein	1,300,996	1.4
2,271		Zurich Financial Services AG	608,413	0.6
			4,509,475	4.7
		Taiwan: 5.1%
129,000		Acer, Inc.	253,247	0.3
85,000		Cheng Shin Rubber Industry Co. Ltd.	240,688	0.2
98,000		Chicony Electronics Co. Ltd.	204,996	0.2
128,000		Coretronic Corp.	207,184	0.2
133,000		Eternal Chemical Co. Ltd.	156,610	0.2
108,000		Evergreen Marine Corp.	101,012	0.1
286,000		First Financial Holding Co., Ltd.	246,592	0.3
191,237		Fubon Financial Holding Co., Ltd.	280,163	0.3
45,792		HON HAI Precision Industry Co., Ltd.	161,219	0.2
2,000		High Tech Computer Corp.	85,427	0.1
173,689		Lite-On Technology Corp.	222,718	0.2
28,049		MediaTek, Inc.	313,848	0.3
317,000		Mega Financial Holdings Co., Ltd.	271,584	0.3
164,000	@	Pegatron Corp.	177,072	0.2
119,520		Quanta Computer, Inc.	272,295	0.3
294,301		Taiwan Semiconductor Manufacturing Co., Ltd.	787,721	0.8
81,000		Wintek Corp.	108,942	0.1
101,082		Wistron Corp.	190,922	0.2
246,000		Yang Ming Marine Transport Corp.	214,679	0.2
12,000		Young Fast Optoelectronics Co. Ltd.	81,931	0.1

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Taiwan: (continued)
361,000		Yuanta Financial Holding Co., Ltd.	$249,508	0.3
			4,828,358	5.1
		Thailand: 1.2%
174,100	@	PTT Aromatics & Refining PCL	223,173	0.2
139,200		PTT Chemical PCL	693,746	0.8
153,000		Thai Airways International PCL	179,372	0.2
			1,096,291	1.2
		Turkey: 0.8%
30,604		Tupras Turkiye Petrol Rafine	804,483	0.8
		United Kingdom: 13.1%
19,521		Associated British Foods PLC	346,776	0.4
16,486		AstraZeneca PLC	860,588	0.9
186,230		BT Group PLC	616,340	0.6
83,231		Group 4 Securicor PLC	392,147	0.4
59,813		GlaxoSmithKline PLC	1,300,403	1.4
148,901		Hays PLC	267,994	0.3
122,530		HSBC Holdings PLC	1,280,668	1.3
25,301		Imperial Tobacco Group PLC	907,588	1.0
143,136		Ladbrokes PLC	350,841	0.4
37,344		Land Securities Group PLC	512,703	0.5
96,945		Reed Elsevier PLC	880,820	0.9
252,569		Royal & Sun Alliance Insurance Group	572,410	0.6
31,132		Scottish & Southern Energy PLC	706,613	0.7
67,763		Segro PLC	362,890	0.4
37,206		Tate & Lyle PLC	380,863	0.4
176,111		Thomas Cook Group PLC	437,364	0.5
21,206		Unilever PLC	688,399	0.7
318,904		Vodafone Group PLC	886,746	0.9
98,446		William Hill PLC	346,952	0.4
69,544		WM Morrison Supermarkets PLC	347,925	0.4
			12,447,030	13.1
		United States: 6.6%
32,100		Altria Group, Inc.	900,726	0.9
9,000	S	Chevron Corp.	944,190	1.0
16,000	S	Honeywell International, Inc.	952,800	1.0
13,300		Kimberly-Clark Corp.	908,390	1.0
43,300	S	Pfizer, Inc.	928,785	1.0
21,700	S	Pitney Bowes, Inc.	518,413	0.5
72,160	@	Playtech Ltd.	406,221	0.4
20,687	@	Teekay LNG Partners L.P.	737,698	0.8
			6,297,223	6.6
		Total Common Stock
		(Cost $86,709,463)	93,554,076	98.4
EXCHANGE-TRADED FUNDS: 0.4%
		Australia: 0.1%
3,100		iShares MSCI Australia Index Fund	82,832	0.1
		United States: 0.3%
4,000		iShares MSCI All Country Asia ex Japan Index Fund	255,640	0.3
		Total Exchange-Traded Funds
		(Cost $326,536)	338,472	0.4
RIGHTS: 0.0%
		Italy: 0.0%
238,405	@	Intesa Sanpaolo SpA	42,166	0.0
		Total Rights
		(Cost $—)	42,166	0.0
		Total Investments in Securities (Cost $87,035,999)*	$93,934,714	98.8
		Assets in Excess of Other Liabilities	1,130,926	1.2
		Net Assets	$95,065,640	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $87,880,686.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$11,708,470
		Gross Unrealized Depreciation	(5,654,442)
		Net Unrealized appreciation	$6,054,028

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2011 (Unaudited) (continued)

Industry	Percentage of Net Assets
Consumer Discretionary	5.9%
Consumer Staples	8.4
Energy	10.6
Financials	25.5
Health Care	8.7
Industrials	9.9
Information Technology	8.4
Materials	9.3
Telecommunication Services	6.2
Utilities	5.9
Other Assets and Liabilities - Net	1.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 5/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$162,430	$10,528,766	$—	$10,691,196
Belgium	—	655,489	—	655,489
Bermuda	—	287,370	—	287,370
Brazil	846,068	—	—	846,068
Canada	771,435	—	—	771,435
China	—	7,735,769	—	7,735,769
Denmark	—	430,622	—	430,622
Finland	—	495,344	—	495,344
France	—	8,628,853	—	8,628,853
Germany	—	3,601,470	—	3,601,470
Hong Kong	159,972	3,283,328	—	3,443,300
India	—	2,858,141	—	2,858,141
Indonesia	—	1,149,795	—	1,149,795
Ireland	—	387,847	—	387,847
Italy	—	1,956,354	—	1,956,354
Luxembourg	—	664,264	—	664,264
Malaysia	—	1,278,137	—	1,278,137
Netherlands	848,747	1,691,874	—	2,540,621
New Zealand	—	255,490	—	255,490
Norway	—	324,134	—	324,134
Peru	743,040	—	—	743,040
Philippines	—	223,946	—	223,946
Portugal	—	1,199,289	—	1,199,289
Singapore	—	2,096,327	—	2,096,327
South Korea	—	6,038,718	—	6,038,718
Spain	—	2,843,903	—	2,843,903
Sweden	226,044	1,198,250	—	1,424,294
Switzerland	—	4,509,475	—	4,509,475
Taiwan	—	4,828,358	—	4,828,358
Thailand	—	873,118	—	1,096,291
Turkey	—	804,483	—	804,483
United Kingdom	—	12,447,030	—	12,447,030
United States	5,891,002	406,221	—	6,297,223
Total Common Stock	9,648,738	83,682,165	—	93,554,076
Exchange-Traded Funds	338,472	—	—	338,472
Rights	42,166	—	—	42,166
Total Investments, at value	$10,029,376	$83,682,165	$—	$93,934,714
Liabilities Table
Other Financial Instruments+
Written OTC Options	$—	$(461,338)	$—	$(461,338)
Total Liabilities	$—	$(461,338)	$—	$(461,338)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended May 31, 2011:

	Beginning Balance 2/28/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 5/31/2011
Asset Table
Investments, at value
Common Stock	$74,934	$—	$—	$—	$—	$—	$—	$(74,934)	$—
Total Investments, at value	$74,934	$—	$—	$—	$—	$—	$—	$(74,934)	$—

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2011 (Unaudited) (continued)

ING International High Dividend Equity Income Fund Written OTC Options on May 31, 2011

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
1,100	Morgan Stanley	Call on Australia S&P/ASX 200 Index	4705.06	AUD	06/09/11	$99,025	$(61,993)
2,200	Deutsche Bank AG	Call on Dow Jones Euro Stoxx 50	2889.77	EUR	06/09/11	189,127	(57,905)
1,000	Morgan Stanley	Call on FTSE 100 Index	5929.46	GBP	06/09/11	162,140	(146,243)
1,300	Royal Bank of Scotland Group PLC	Call on Hong Kong Hang Seng Index	22903.60	HKD	06/09/11	67,240	(130,026)
12,300,000	Morgan Stanley	Call on Korea KOSPI 200 Index	281.59	KRW	06/09/11	63,468	(51,186)
7,800	Royal Bank of Scotland Group PLC	Call on Taiwan TAIEX Index	9040.00	TWD	06/09/11	40,856	(13,985)
		Total Written OTC Options				$621,856	$(461,338)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING International High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 25, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 25, 2011